Net Carrying Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 25,098
One year through five years, amortized cost	11,787
Six years through ten years, amortized cost	5,378
After ten years, amortized cost	2,369
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	44,632
Available-for-Sale Securities, fair value
Less than one year, fair value	25,104
One year through five years, fair value	12,070
Six years through ten years, fair value	5,628
After ten years, fair value	2,796
Available-for-sale Securities, Debt Securities, Total	$ 45,598